Employee benefit obligations - Expected total benefit payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
2022
Disclosure of defined benefit plans [line items]
Benefits	$ 18
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Benefits	17
2024
Disclosure of defined benefit plans [line items]
Benefits	18
2025
Disclosure of defined benefit plans [line items]
Benefits	19
2026
Disclosure of defined benefit plans [line items]
Benefits	20
Subsequent five years
Disclosure of defined benefit plans [line items]
Benefits	$ 114